Restricted cash equivalents	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash equivalents
11 Restricted cash equivalents
The Company had restricted cash equivalents amounting to $418 at December 31, 2018 and $381 at December 31, 2017. These balances consist of certificates of deposit that are used as collateral for corporate credit cards and leases.